JPMorgan Insurance Trust

277 Park Avenue

New York, New York 10172

May 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Insurance Trust (the “Trust”) on behalf of

the Portfolios listed on Appendix A hereto

File No. 811-7874 and 33-66080

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Portfolios listed on Appendix A do not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 60 (Amendment 61 under the Investment Company Act of 1940) filed electronically on April 17, 2019.

If you have any questions, please call me at (212) 648-0152.

Sincerely,

/s/ Anthony Geron
Anthony Geron Assistant Secretary

Appendix A

JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio
JPMorgan Insurance Trust Income Builder Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Core Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio